Inventories	6 Months Ended
Jun. 30, 2023
Inventories [Abstract]
Inventories

Note 7 — Inventories

Inventories consist of the following:

	December 31, 2022	June 30, 2023	June 30, 2023
	RMB	RMB (Unaudited)	USD (Unaudited)
Finished goods – holographic accessories	1,494,770	1,494,770	206,866
Finished goods – semiconductors	909,048	-	-
Total inventories	2,403,818	1,494,770	206,866